Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	898	302,302	1,619	298,744
Foreign exchange derivatives instruments	661	-	3,610	-
Notes conversion option (Note 14)	-	25,882	-	-
Total	1,559	328,184	5,230	298,744

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2020 and 2019.

Notionals	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	61,364	120,874	43,266	117,574
Between 1 and 2 years	296,828	249,785	45,955	124,908
Between 2 and 3 years	257,548	276,111	49,259	240,570
Subsequent years	292,011	852,696	455,235	1,697,033
Total	$907,752	$1,499,466	$593,715	$2,180,085

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2020 and 2019:

Fair value	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	59	(21,042)	118	(18,721)
Between 1 and 2 years	255	(48,276)	128	(19,787)
Between 2 and 3 years	305	(55,220)	140	(21,802)
Subsequent years	280	(177,764)	1,234	(238,434)
Total	$898	$(302,302)	$1,619	$(298,744)